                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21666
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                           Hatteras Master Fund, L.P.
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               (Exact name of registrant as specified in charter)

                     8540 Colonnade Center Drive, Suite 401
                                Raleigh, NC 27615
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               (Address of principal executive offices) (Zip code)


                              David B. Perkins, CEO
                        Hatteras Investment Partners, LLC
                     8540 Colonnade Center Drive, Suite 401
                                Raleigh NC 27615
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 919.846.2324
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                        Date of fiscal year end: March 31
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             Date of reporting period: July 1, 2006 - June 30, 2007
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     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007



----------    --------    --------     ---------     --------------    ----------    -----------     --------    -----------
NAME OF       TICKER      CUSIP        DATE          MATTER            MATTER        DID             WHAT        FOR OR
ISSUER        SYMBOL      NUMBER       OF            VOTED ON          PROPOSED      REGISTRANT      VOTE        AGAINST
                                       PROXY                           BY?           VOTE?           WAS         MANAGEMENT
                                                                                                     CAST?
----------    --------    ---------    ---------     --------------    ----------    -----------     --------    -----------
BlackRock     BACIX       091937284    03-AUGUST     Proposal I:       MGT           Yes             For         For Mgt
All-Cap                                2006          Approve a new
Global                                               Investment
Resources                                            Advisory
Inst.                                                Agreement
----------    --------    --------     ---------    --------------    ----------    -----------     --------    -----------

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                Hatteras Master Fund, L.P.
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By (Signature and Title)*  /s/ David B. Perkins
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                               David B. Perkins, CEO
Date             08/23/2007
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